Vessels (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Acquisition of newly constructed vessels		$ 0
Proceeds from Sale of Property, Plant, and Equipment	$ 31,555	53,224	$ 93,627
Loss on sale of property, plant and equipment	(440)	(5,817)	(6,451)
Impairment charges	$ 0	86,368	28,776
Liquefied Natural Gas Carrier Tenergy [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date	January 12, 2022
DP2 Shuttle Tankers [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date	July 6, 2022
VLCC Dias I [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date	October 10, 2022
Tenergy, Porto and Dias I [Member]
Property, Plant and Equipment [Line Items]
Acquisition of newly constructed vessels	$ 384,574
Caribbean Voyager Tanker [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date	January 7, 2020
Apollo Voyager [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date	September 21, 2020
Artemis Voyager [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date	November 10, 2020
Caribbean Voyager, Apollo Voyages and Artemis Voyager [Member]
Property, Plant and Equipment [Line Items]
Acquisition of newly constructed vessels			197,845
Proteas and Inca [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 31,555
Loss on sale of property, plant and equipment	$ 440
Maya Vessel [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		9,336
Loss on sale of property, plant and equipment		4,121
Silia T, Didimon and Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			93,627
Loss on sale of property, plant and equipment			6,451
Aris, Ajax, Afrodite, Apollon, Artemis, Ariadne and Proteas [Member]
Property, Plant and Equipment [Line Items]
Impairment charges		$ 86,368
Arctic, Antarctic, Izumo Princess and Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Impairment charges			$ 28,776